Approval of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Approval of Consolidated Financial Statements
33.	APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS
The consolidated financial statements were approved and authorised for issue by the Board of Directors on April 2 8 , 2021.